Stock-Based Compensation - Summary of stock option transactions and the number of stock options outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number
Outstanding, beginning of year	19,018,593	18,249,971
Granted	1,167,819	768,622
Exercised	(67,054)
Forfeited	(2,428,174)
Outstanding, end of year	17,691,184	19,018,593
Less: Options not vested	(2,339,259)	(2,154,905)
Exercisable at year end	15,351,925	16,863,688
Weighted Average Exercise Price
Outstanding, beginning of year	$ 1.01	$ 1
Granted	4.83	2.24
Exercised	0.09
Forfeited	1.47
Outstanding, end of year	1.34	1.01
Less: Options not vested	4.18	2.17
Exercisable at year end	$ 0.89	$ 0.49